CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 25,646	$ 26,341
Pool receivables from affiliates, net (note 13e)	10,765	9,101
Accounts receivable	4,247	4,523
Vessels held for sale (note 17)		9,114
Due from affiliates (note 13c)	27,991	24,787
Prepaid expenses	10,361	9,714
Investment in term loans (note 4)	136,061	119,385
Total current assets	215,071	202,965
Vessels and equipment
At cost, less accumulated depreciation of $251.4 million (2012 - $203.6 million) (note 17)	859,308	885,992
Loan to joint venture (note 5)	9,830	9,830
Investment in joint venture (note 5)	8,366	3,457
Other non-current assets	4,954	3,412
Total assets	1,097,529	1,105,656
Current
Accounts payable	2,251	3,346
Accrued liabilities (note 7 and 13c)	21,069	17,882
Current portion of long-term debt (note 8)	25,246	25,246
Current portion of derivative instruments (note 9)	7,344	7,200
Deferred revenue	2,961	4,564
Due to affiliates (note 13c)	11,323	3,592
Total current liabilities	70,194	61,830
Long-term debt (note 8)	719,388	710,455
Derivative instruments (note 9)	17,924	26,431
Other long-term liabilities (note 10)	5,351	4,757
Total liabilities	812,857	803,473
Commitments and contingencies (notes 5, 9 and 14)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 71.1 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2013 and December 31, 2012)(notes 2 and 12)	673,217	672,560
Accumulated deficit	(388,545)	(370,377)
Total equity	284,672	302,183
Total liabilities and equity	$ 1,097,529	$ 1,105,656